Shareholder Report, Line Graph (Details) - USD ($)						3 Months Ended		7 Months Ended	10 Months Ended	12 Months Ended		15 Months Ended		19 Months Ended	22 Months Ended	24 Months Ended	27 Months Ended	31 Months Ended	34 Months Ended	36 Months Ended	39 Months Ended	43 Months Ended	46 Months Ended	48 Months Ended	51 Months Ended	55 Months Ended	58 Months Ended	60 Months Ended	63 Months Ended	67 Months Ended	70 Months Ended	72 Months Ended	75 Months Ended	79 Months Ended	82 Months Ended	84 Months Ended	87 Months Ended	91 Months Ended	94 Months Ended	96 Months Ended	99 Months Ended	103 Months Ended	106 Months Ended	108 Months Ended	111 Months Ended	115 Months Ended	120 Months Ended
	Sep. 27, 2024	Mar. 01, 2017	Sep. 30, 2016	May 31, 2016	Dec. 31, 2015	Dec. 31, 2024	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000016090
Account Value [Line Items]
Line Graph and Table Measure Name										Rational Dynamic Brands Fund
Accumulated Value					$ 10,000						$ 10,691					$ 12,219				$ 12,296				$ 15,582				$ 22,580				$ 25,875				$ 16,669				$ 23,687				$ 29,832			$ 30,058
C000135444
Account Value [Line Items]
Line Graph and Table Measure Name										Rational Dynamic Brands Fund
Accumulated Value					10,000						10,619					12,108				12,106				15,198				21,855				24,881				15,919				22,457				28,083			28,100
C000016092
Account Value [Line Items]
Line Graph and Table Measure Name										Rational Dynamic Brands Fund
Accumulated Value					10,000						10,721					12,293				12,381				15,727				22,848				26,268				16,965				24,175				30,524			30,840
C000016036
Account Value [Line Items]
Line Graph and Table Measure Name										Rational Equity Armor Fund
Accumulated Value					10,000						10,589					10,352				9,087				10,090				11,678				13,326				11,878				12,189				14,206			15,969
C000135443
Account Value [Line Items]
Line Graph and Table Measure Name										Rational Equity Armor Fund
Accumulated Value					10,000						10,534					10,252				8,954				9,840				11,305				12,819				11,344				11,559				13,385			14,938
C000016038
Account Value [Line Items]
Line Graph and Table Measure Name										Rational Equity Armor Fund
Accumulated Value					10,000						10,615					10,404				9,159				10,196				11,813				13,528				12,083				12,439				14,535			16,372
C000212570
Account Value [Line Items]
Line Graph and Table Measure Name										Rational Special Situations Income Fund
Accumulated Value					10,000						10,388					12,013				13,333				14,371				14,744				15,481				15,311				15,905				17,287			18,138
C000212571
Account Value [Line Items]
Line Graph and Table Measure Name										Rational Special Situations Income Fund
Accumulated Value					10,000						10,302					11,828				13,031				13,942				14,195				14,794				14,530				14,975				16,150			16,823
C000212569
Account Value [Line Items]
Line Graph and Table Measure Name										Rational Special Situations Income Fund
Accumulated Value					10,000						10,408					12,068				13,429				14,519				14,930				15,721				15,588				16,224				17,676			18,591
C000078667
Account Value [Line Items]
Line Graph and Table Measure Name										Rational Strategic Allocation Fund
Accumulated Value					10,000						10,816					12,072				11,704				13,165				12,715				16,983				12,221				15,124				17,283			19,152
C000169251
Account Value [Line Items]
Line Graph and Table Measure Name										Rational Strategic Allocation Fund
Accumulated Value				$ 10,000				$ 10,456						$ 11,585				$ 11,142				$ 12,436				$ 11,922				$ 15,809				$ 11,295				$ 13,887				$ 15,757				$ 17,342
C000169252
Account Value [Line Items]
Line Graph and Table Measure Name										Rational Strategic Allocation Fund
Accumulated Value				10,000				10,511						11,766				11,436				12,882				12,471				16,704				12,050				14,947				17,136				19,035
C000047568
Account Value [Line Items]
Line Graph and Table Measure Name										Rational Premium Income Fund
Accumulated Value					10,000						10,686					11,069				12,115				13,096				13,417				13,920				13,846				14,507				14,941			15,443
C000169250
Account Value [Line Items]
Line Graph and Table Measure Name										Rational Premium Income Fund
Accumulated Value				10,000				10,552						10,870				11,807				12,635				12,859				13,237				13,061				13,580				13,886				14,243
C000047570
Account Value [Line Items]
Line Graph and Table Measure Name										Rational Premium Income Fund
Accumulated Value					10,000						10,719					11,093				12,165				13,181				13,530				14,063				14,021				14,730				15,207			15,754
C000216242
Account Value [Line Items]
Line Graph and Table Measure Name										Rational/Pier 88 Convertible Securities Fund
Accumulated Value		$ 9,527							$ 10,194						$ 10,352				$ 12,342				$ 14,437				$ 15,877				$ 14,125				$ 14,510				$ 15,656				$ 15,945
C000216243
Account Value [Line Items]
Line Graph and Table Measure Name										Rational/Pier 88 Convertible Securities Fund
Accumulated Value		10,000							10,623						10,711				12,681				14,752				16,096				14,223				14,496				15,537				15,695
C000216241
Account Value [Line Items]
Line Graph and Table Measure Name										Rational/Pier 88 Convertible Securities Fund
Accumulated Value		10,000							10,718						10,911				13,048				15,277				16,838				15,016				15,509				16,784				17,140
C000172993
Account Value [Line Items]
Line Graph and Table Measure Name										Return Stacked Balanced Allocation & Systematic Macro Fund
Accumulated Value			$ 9,423				$ 9,159						$ 9,486				$ 8,744				$ 10,318				$ 10,358				$ 11,496				$ 11,117				$ 11,038				$ 12,103				$ 12,681
C000172994
Account Value [Line Items]
Line Graph and Table Measure Name										Return Stacked Balanced Allocation & Systematic Macro Fund
Accumulated Value			10,000				9,716						9,991				9,139				10,706				10,669				11,755				11,284				11,123				12,104				12,588
C000172995
Account Value [Line Items]
Line Graph and Table Measure Name										Return Stacked Balanced Allocation & Systematic Macro Fund
Accumulated Value					10,000						9,732					10,107				9,334				11,044				11,115				12,369				11,991				11,936				13,121			13,786
C000252107
Account Value [Line Items]
Line Graph and Table Measure Name										Rational/RGN Hedged Equity
Accumulated Value	$ 9,524					$ 9,775						$ 11,224
C000252105
Account Value [Line Items]
Line Graph and Table Measure Name										Rational/RGN Hedged Equity
Accumulated Value	10,000					10,244						11,683
C000252106
Account Value [Line Items]
Line Graph and Table Measure Name										Rational/RGN Hedged Equity
Accumulated Value	10,000					10,271						11,823
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI All Country World Index
Accumulated Value					10,000						10,849					13,520				12,313				15,674				18,310				21,796				17,881				21,960				25,916			31,843
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI All Country World Index
Accumulated Value					10,000						10,849					13,520				12,313				15,674				18,310				21,796				17,881				21,960				25,916			31,843
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI All Country World Index
Accumulated Value					10,000						10,849					13,520				12,313				15,674				18,310				21,796				17,881				21,960				25,916			31,843
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000						11,196					13,640				13,042				17,149				20,304				26,132				21,399				27,025				33,786			39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000						11,196					13,640				13,042				17,149				20,304				26,132				21,399				27,025				33,786			39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000						11,196					13,640				13,042				17,149				20,304				26,132				21,399				27,025				33,786			39,827
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000						10,265					10,628				10,629				11,556				12,423				12,232				10,641				11,229				11,369			12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000						10,265					10,628				10,629				11,556				12,423				12,232				10,641				11,229				11,369			12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000						10,265					10,628				10,629				11,556				12,423				12,232				10,641				11,229				11,369			12,199
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000						11,196					13,640				13,042				17,149				20,304				26,132				21,399				27,025				33,786			39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000				10,810						13,170				12,593				16,558				19,604				25,232				20,662				26,094				32,622				38,455
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000				10,810						13,170				12,593				16,558				19,604				25,232				20,662				26,094				32,622				38,455
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000						11,196					13,640				13,042				17,149				20,304				26,132				21,399				27,025				33,786			39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000				$ 10,810						$ 13,170				$ 12,593				$ 16,558				$ 19,604				$ 25,232				$ 20,662				$ 26,094				$ 32,622				$ 38,455
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000						11,196					13,640				13,042				17,149				20,304				26,132				21,399				27,025				33,786			39,827
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000							10,323						10,324				11,224				12,066				11,880				10,334				10,906				11,042				11,848
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000							10,323						10,324				11,224				12,066				11,880				10,334				10,906				11,042				11,848
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000							10,323						10,324				11,224				12,066				11,880				10,334				10,906				11,042				11,848
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value			10,000				10,382						12,649				12,094				15,903				18,828				24,233				19,844				25,061				31,331				36,933
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value			10,000				10,382						12,649				12,094				15,903				18,828				24,233				19,844				25,061				31,331				36,933
50% S&P 500 TR / 50% US Treasury Index
Account Value [Line Items]
Accumulated Value					10,000						10,657					11,904				11,731				13,951				15,927				17,897				15,224				17,478				19,624			22,007
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000					10,285						12,124
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000					10,285						12,124
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000					$ 10,285						$ 12,124
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000						11,196					13,640				13,042				17,149				20,304				26,132				21,399				27,025				33,786			39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000						11,196					13,640				13,042				17,149				20,304				26,132				21,399				27,025				33,786			39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000						11,196					13,640				13,042				17,149				20,304				26,132				21,399				27,025				33,786			39,827
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value					10,000						11,740					13,543				12,331				16,268				16,489				20,594				19,519				23,858				26,790			30,323
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value					10,000						11,740					13,543				12,331				16,268				16,489				20,594				19,519				23,858				26,790			30,323
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value					10,000						11,740					13,543				12,331				16,268				16,489				20,594				19,519				23,858				26,790			30,323
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Mortgage Backed Securities Index
Accumulated Value					10,000						10,167					10,419				10,522				11,190				11,624				11,502				10,144				10,656				10,784			11,709
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Mortgage Backed Securities Index
Accumulated Value					10,000						10,167					10,419				10,522				11,190				11,624				11,502				10,144				10,656				10,784			11,709
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Mortgage Backed Securities Index
Accumulated Value					10,000						10,167					10,419				10,522				11,190				11,624				11,502				10,144				10,656				10,784			11,709
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000							11,343						10,845				14,260				16,884				21,730				17,795				22,473				28,095				33,119
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000							11,343						10,845				14,260				16,884				21,730				17,795				22,473				28,095				33,119
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000							$ 11,343						$ 10,845				$ 14,260				$ 16,884				$ 21,730				$ 17,795				$ 22,473				$ 28,095				$ 33,119
50% S&P 500 TR / 50% US Treasury Index
Account Value [Line Items]
Accumulated Value			10,000				9,997						11,168				11,005				13,088				14,942				16,790				14,282				16,396				18,410				20,645
Bloomberg U.S. Treasury Index
Account Value [Line Items]
Accumulated Value			10,000				9,616						9,838				9,923				10,603				11,451				11,185				9,791				10,188				10,247				10,894
SG Trend Index
Account Value [Line Items]
Accumulated Value			10,000				9,555						9,765				8,974				9,801				10,417				11,364				14,472				13,882				14,249				14,590
50% S&P 500 TR / 50% US Treasury Index
Account Value [Line Items]
Accumulated Value			10,000				9,997						11,168				11,005				13,088				14,942				16,790				14,282				16,396				18,410				20,645
Bloomberg U.S. Treasury Index
Account Value [Line Items]
Accumulated Value			10,000				9,616						9,838				9,923				10,603				11,451				11,185				9,791				10,188				10,247				10,894
SG Trend Index
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 9,555						$ 9,765				$ 8,974				$ 9,801				$ 10,417				$ 11,364				$ 14,472				$ 13,882				$ 14,249				$ 14,590
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value					10,000						11,196					13,640				13,042				17,149				20,304				26,132				21,399				27,025				33,786			39,827
SG Trend Index
Account Value [Line Items]
Accumulated Value					10,000						9,386					9,593				8,816				9,629				10,234				11,164				14,217				13,638				13,998			14,333
Bloomberg U.S. Treasury Index
Account Value [Line Items]
Accumulated Value					$ 10,000						$ 10,104					$ 10,337				$ 10,426				$ 11,141				$ 12,032				$ 11,753				$ 10,288				$ 10,705				$ 10,767			$ 11,447